UNITED STATES
	      SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C.  20549

			  FORM 13F

		    FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    December 31, 2009

Check here if Amendment  [    x    ]; Amendment Number:    __1_____
	This Amendment (Check only one):   [    ] is a restatement
				                  [  x  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		R. M. Davis, Inc.
Address:	24 City Center
		Portland ME 04101

Form 13F File Number:   28-3298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Wendy A. Laidlaw
Title:	Vice President and Chief Operating Officer
Phone:	207-774-0022

Signature, Place, and Date of Signing:

____________________________________ at Portland, ME April 5, 2012
Wendy A. Laidlaw
Report Type (Check only one):
[  X  ]  13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
	manager are reported in this report.)

[       ]13F NOTICE.  (Check here if no holdings reported are in this report,
	 and all holdings are reported by other reporting manager(s).)

[       ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	 this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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			FORM 13F SUMMARY PAGE

Form 13F SUMMARY PAGE


Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		1

Form 13F Information Table Value Total:		$48186								(thousands)

List of Other Included Managers:			N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional Investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

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                                                              Form 13F Information Table

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

VANGUARD EMERGING MKT ETF	MSCI EMR MKT ETF922042858  48186    1175268 SH		Sole		1116756		58512
REPORT SUMMARY                1 DATA RECORDS               48186            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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